CONVERTIBLE SENIOR NOTES (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Aug. 08, 2014 $ / shares	Jun. 20, 2014 CNY (¥)	Apr. 03, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Aug. 07, 2014
Debt Instrument [Line Items]
Ratio of common shares to ADSs	1							2
Issuance costs						¥ 47,522
(Loss) Gain from foreign currency translation				$ (8,623,000)	¥ (55,857)	10,039	¥ (6,522)
Gain (Loss) from change in fair value				$ 10,369,000	¥ 67,168	(55,355)
Payment for call options						307,600
Amount of change in fair value						¥ 24,874
ADSs
Debt Instrument [Line Items]
Number of shares repurchased and retired | shares				898,950	898,950	799,293
Convertible senior notes due April 15, 2019
Debt Instrument [Line Items]
Amount issued | $			$ 172,500,000
Interest rate			3.25%
Interest expense incurred					¥ 34,983	¥ 25,078
Number of trading days in consideration of conversion of the Notes | item				20	20
Number of consecutive trading days in consideration of conversion of the Notes				30 days	30 days
Threshold percentage of stock price trigger				130.00%	130.00%
Number of business days in consideration of conversion of the Notes				5 days	5 days
Number of consecutive trading day period (measurement period) in consideration of conversion of the Notes				10 days	10 days
Denomination of the principal amount of debt in consideration conversion of the Notes | $				$ 1,000
Threshold percentage of stock price trigger in measurement period				98.00%	98.00%
Redemption price, if repurchase on April 15, 2017				100.00%	100.00%
Redemption price, if undergoing a fundamental change				100.00%	100.00%
Issuance costs						33,093
(Loss) Gain from foreign currency translation					¥ (64,838)	5,507
Gain (Loss) from change in fair value					67,168	¥ (55,355)
Amount of debt converted					0
Convertible senior notes due April 15, 2019 | ADSs
Debt Instrument [Line Items]
Conversion rate	0.0233952		0.0116976
Conversion price (USD per share) | $ / shares	$ 42.74		$ 85.49
Estimated fair value | Convertible senior notes due April 15, 2019
Debt Instrument [Line Items]
Fair value of the Notes					¥ 1,108,877
Zero-Strike Call Options | ADSs
Debt Instrument [Line Items]
Number of shares repurchased and retired | shares				0	0	76,000
Zero-Strike Call Options | Convertible senior notes due April 15, 2019
Debt Instrument [Line Items]
Issuance costs						¥ 14,429
Option strike price | $ / shares			$ 0
Payment for call options | $			$ 50,000,000
Fair value recorded | $			$ 50,000,000
Amount of change in fair value		¥ 24,874
Zero-Strike Call Options | Convertible senior notes due April 15, 2019 | ADSs
Debt Instrument [Line Items]
Number of ADSs covered | shares			1,462,204